Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2018	2017	2016
Wages and salaries[a]	7,931	7,572	8,456
Social security costs	743	711	760
Share-based payments[b]	669	624	764
Pension and other post-retirement benefit costs	1,154	1,296	1,253
	10,497	10,203	11,233

			2018			2017			2016
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	5,900	11,500	17,400	6,200	12,200	18,400	6,700	13,500	20,200
Downstreamd e	6,000	36,300	42,300	6,100	35,900	42,000	6,600	36,600	43,200
Other businesses and corporatee f	1,900	12,100	14,000	1,900	12,400	14,300	1,900	12,100	14,000
	13,800	59,900	73,700	14,200	60,500	74,700	15,200	62,200	77,400
[a] Includes termination costs of $493 million (2017 $189 million and 2016 $545 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 17,100 (2017 16,500 and 2016 15,800) service station staff.
[e] Around 800 centralized function employees were reallocated from Upstream and Downstream to Other businesses and corporate during 2016.
[f] Includes 4,000 (2017 4,700 and 2016 4,900) agricultural, operational and seasonal workers in Brazil.